Foreign Activities (Consolidated Income Statement and Total Assets Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Total revenue	[1]	¥ 3,458,900	¥ 3,429,800	¥ 3,366,500
Total expenses	[2]	3,305,400	3,344,700	2,527,200
Income before income tax expense		153,490	85,060	839,298
Net income		106,315	75,725	601,694
Total assets at end of fiscal year		211,218,760	197,611,195	204,255,600
Japan
Segment Reporting Information [Line Items]
Total revenue	[1]	1,681,000	1,705,500	2,002,400
Total expenses	[2]	2,008,900	2,082,600	1,582,500
Income before income tax expense		(327,900)	(377,100)	419,900
Net income		(312,800)	(331,400)	231,300
Total assets at end of fiscal year		137,470,400	133,443,500	142,587,800
United States of America
Segment Reporting Information [Line Items]
Total revenue	[1]	801,500	792,100	654,900
Total expenses	[2]	679,200	696,500	478,800
Income before income tax expense		122,300	95,600	176,100
Net income		100,400	85,300	152,700
Total assets at end of fiscal year		34,650,400	25,913,500	28,135,900
Others
Segment Reporting Information [Line Items]
Total revenue	[1]	95,100	66,000	64,000
Total expenses	[2]	41,500	46,100	38,500
Income before income tax expense		53,600	19,900	25,500
Net income		51,500	17,000	23,700
Total assets at end of fiscal year		4,137,300	4,824,700	4,380,400
Europe
Segment Reporting Information [Line Items]
Total revenue	[1]	270,400	249,700	197,400
Total expenses	[2]	239,100	203,200	172,600
Income before income tax expense		31,300	46,500	24,800
Net income		23,600	34,600	21,300
Total assets at end of fiscal year		15,487,000	15,322,500	11,677,800
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	[1]	610,900	616,500	447,800
Total expenses	[2]	336,700	316,300	254,800
Income before income tax expense		274,200	300,200	193,000
Net income		243,600	270,200	172,700
Total assets at end of fiscal year		¥ 19,473,700	¥ 18,107,000	¥ 17,473,700

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.